Payden GNMA Fund
1
Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (133%
)
794,007 Fannie Mae-Aces 2016-M9, (1 mo. LIBOR USD
+ 0.590%), 0.69%, 9/25/23 (a) $ 796
386,188 FH 2B4763 ARM , (12 mo. LIBOR USD +
1.620%), 1.87%, 10/01/45 (a) 399
524,878 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 0.32%, 3/25/25 (a) 525
1,000,000 FHLMC Multifamily Structured Pass-Through
Certificates KI08, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.200%),
0.25%, 10/25/26 (a) 1,000
316,793 FHR 3047 FV 3047, (1 mo. LIBOR USD +
0.300%), 0.41%, 1/15/35 (a) 317
191,175 FN BM2007 30YR , 4.00%, 9/01/48  202
1,291,147 FN CA6739 30YR , 3.00%, 8/01/50  1,325
1,000,000 FNCL , 3.00%, 30YR TBA (b) 1,022
105,195 FNR FA 2007-110, (1 mo. LIBOR USD +
0.620%), 0.73%, 12/25/37 (a) 106
160,022 FNR FE 2010-86, (1 mo. LIBOR USD +
0.450%), 0.56%, 8/25/25 (a) 160
1,777,876 FR RA4531 30YR , 2.50%, 2/01/51  1,778
227,967 G2 3711 30YR , 5.50%, 5/20/35  262
296,116 G2 3747 30YR , 5.00%, 8/20/35  330
181,502 G2 3772 30YR , 5.00%, 10/20/35  202
344,141 G2 3785 30YR , 5.00%, 11/20/35  384
382,183 G2 4802 30YR , 5.00%, 9/20/40  432
1,213,420 G2 4853 30YR , 4.00%, 11/20/40  1,306
195,067 G2 4978 30YR , 4.50%, 3/20/41  215
495,852 G2 5083 30YR , 5.00%, 6/20/41  554
1,475,093 G2 5115 30YR , 4.50%, 7/20/41  1,628
993,360 G2 5139 30YR , 4.00%, 8/20/41  1,069
226,021 G2 5140 30YR , 4.50%, 8/20/41  250
578,776 G2 5233 30YR , 4.00%, 11/20/41  623
1,279,880 G2 5258 30YR , 3.50%, 12/20/41  1,365
780,604 G2 5332 30YR , 4.00%, 3/20/42  845
485,718 G2 770239 30YR , 4.00%, 2/20/42  526
1,702,698 G2 785219 30YR , 2.00%, 12/20/50  1,680
821,328 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 1.85%, 12/20/47 (a) 850
2,659,851 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.528%), 1.95%, 12/20/41 (a) 2,761
222,044 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 1/20/27 (a) 227
396,624 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 3/20/27 (a) 406
274,621 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.88%, 4/20/27 (a) 281
650,157 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.88%, 5/20/27 (a) 665
1,122,512 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 1/20/28 (a) 1,153
300,364 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 1/20/28 (a) 309
Principal
or Shares Security Description
Value
(000)
459,137 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 2/20/28 (a) $ 473
726,733 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.88%, 4/20/28 (a) 747
674,942 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.63%, 9/20/29 (a) 694
564,583 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.63%, 9/20/32 (a) 584
1,212,489 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.13%, 12/20/33 (a) 1,240
449,128 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 2/20/34 (a) 467
731,034 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 2/20/34 (a) 749
646,767 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 3/20/35 (a) 674
609,197 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.88%, 5/20/38 (a) 635
493,529 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.63%, 7/20/38 (a) 512
12,168 G2 8228 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.63%, 7/20/23 (a) 12
902,855 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 1/20/40 (a) 943
482,683 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.00%, 1/20/40 (a) 504
150,394 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.63%, 1/20/42 (a) 152
397,447 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.13%, 10/20/26 (a) 406
1,074,791 G2 AY5132 , 3.25%, 7/20/37  1,132
1,252,006 G2 AY5138 , 3.25%, 12/20/37  1,318
199,066 G2 MA0312 , 3.50%, 8/20/42  205
229,588 G2 MA0387 , 3.50%, 9/20/42  236
1,458,508 G2 MA0698 30YR , 3.00%, 1/20/43  1,515
1,586,870 G2 MA1012 30YR , 3.50%, 5/20/43  1,691
1,397,813 G2 MA1089 30YR , 3.00%, 6/20/43  1,452
1,349,374 G2 MA1520 30YR , 3.00%, 12/20/43  1,401
1,347,103 G2 MA2304 30YR , 4.00%, 10/20/44  1,450
1,204,687 G2 MA2522 30YR , 4.00%, 1/20/45  1,297
887,329 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 1.50%, 4/20/45 (a) 916
595,170 G2 MA3454 30YR , 3.50%, 2/20/46  626
1,079,035 G2 MA3520 30YR , 3.00%, 3/20/46  1,115
1,150,188 G2 MA3597 30YR , 3.50%, 4/20/46  1,209
1,873,721 G2 MA3662 30YR , 3.00%, 5/20/46  1,936
1,176,836 G2 MA3663 30YR , 3.50%, 5/20/46  1,235
1,007,147 G2 MA3735 30YR , 3.00%, 6/20/46  1,041

Payden Mutual Funds
Payden GNMA Fund
continued
021
Principal
or Shares Security Description
Value
(000)
981,806 G2 MA3802 30YR , 3.00%, 7/20/46  $ 1,015
936,790 G2 MA3936 30YR , 3.00%, 9/20/46  968
629,979 G2 MA4003 30YR , 3.00%, 10/20/46  651
796,250 G2 MA4069 30YR , 3.50%, 11/20/46  834
932,873 G2 MA4195 30YR , 3.00%, 1/20/47  964
607,782 G2 MA4197 30YR , 4.00%, 1/20/47  644
918,597 G2 MA4262 30YR , 3.50%, 2/20/47  962
1,109,625 G2 MA4321 30YR , 3.50%, 3/20/47  1,161
693,841 G2 MA4322 30YR , 4.00%, 3/20/47  735
500,473 G2 MA4510 30YR , 3.50%, 6/20/47  523
1,085,988 G2 MA4719 30YR , 3.50%, 9/20/47  1,140
537,638 G2 MA4721 30YR , 4.50%, 9/20/47  577
1,206,518 G2 MA4962 30YR , 3.50%, 1/20/48  1,253
472,793 G2 MA5816 30YR , 3.50%, 3/20/49  491
1,708,798 G2 MA6818 30YR , 2.00%, 8/20/50  1,692
1,459,822 G2 MA7369 30YR , 3.50%, 5/20/51  1,516
2,094,122 G2 MA7471 30YR , 2.00%, 7/20/51  2,073
2,606,571 G2 MA7472 30YR , 2.50%, 7/20/51  2,627
1,857,348 G2 MA7533 30YR , 2.00%, 8/20/51  1,839
1,794,801 G2 MA7766 30YR , 2.00%, 12/20/51  1,777
10,830,000 G2SF , 2.00%, 30YR TBA (b) 10,707
19,920,000 G2SF , 2.50%, 30YR TBA (b) 20,046
230,143 GN 366983 30YR , 4.00%, 6/15/41  253
594,457 GN 455989 , 5.00%, 7/15/26  632
94,013 GN 558954 , 5.25%, 5/15/29  102
432,765 GN 558956 , 4.50%, 6/15/29  474
163,008 GN 605099 30YR , 5.50%, 3/15/34  186
389,965 GN 616826 30YR , 5.50%, 1/15/35  445
821,676 GN 710868 30YR , 5.50%, 9/15/39  936
324,921 GN 728153 , 5.50%, 10/15/29  361
118,363 GN 728159 , 5.25%, 11/15/29  129
135,137 GN 781636 30YR , 5.50%, 7/15/33  154
165,097 GN 781810 30YR , 5.50%, 10/15/34  188
192,997 GN 781811 30YR , 5.00%, 10/15/34  221
825,840 GN 784370 30YR , 4.00%, 7/15/45  901
400,764 GNR AF 2012-18, (1 mo. LIBOR USD +
0.300%), 0.40%, 2/20/38 (a) 393
415,725 GNR AF 2017-68, (1 mo. LIBOR USD +
0.350%), 0.45%, 5/20/47 (a) 418
96,260 GNR AH 2015-159, 2.50%, 5/20/43  97
925,523 GNR F 2004-56, (1 mo. LIBOR USD +
0.400%), 0.50%, 6/20/33 (a) 928
214,578 GNR FA 2001-35, (1 mo. LIBOR USD +
0.250%), 0.36%, 8/16/31 (a) 215
84,785 GNR FA 2002-13, (1 mo. LIBOR USD +
0.500%), 0.61%, 2/16/32 (a) 85
124,612 GNR FA 2002-72, (1 mo. LIBOR USD +
0.400%), 0.50%, 10/20/32 (a) 125
Principal
or Shares Security Description
Value
(000)
57,322 GNR FB 2002-72, (1 mo. LIBOR USD +
0.400%), 0.50%, 10/20/32 (a) $ 57
266,506 GNR FB 2007-76, (1 mo. LIBOR USD +
0.500%), 0.60%, 11/20/37 (a) 269
753,781 GNR FB 2008-11, (1 mo. LIBOR USD +
0.600%), 0.70%, 2/20/38 (a) 760
471,785 GNR FC 2003-71, (1 mo. LIBOR USD +
0.500%), 0.60%, 7/20/33 (a) 475
625,599 GNR FC 2007-54, (1 mo. LIBOR USD +
0.260%), 0.36%, 9/20/37 (a) 627
1,178,019 GNR FC 2018-91, (1 mo. LIBOR USD +
0.300%), 0.40%, 7/20/48 (a) 1,180
495,007 GNR FE 2002-72, (1 mo. LIBOR USD +
0.400%), 0.50%, 10/20/32 (a) 495
447,095 GNR FG 2004-86, (1 mo. LIBOR USD +
0.400%), 0.50%, 7/20/34 (a) 450
716,883 GNR FH 2004-59, (1 mo. LIBOR USD +
0.250%), 0.36%, 8/16/34 (a) 718
214,118 GNR FH 2008-2, (1 mo. LIBOR USD +
0.450%), 0.55%, 1/20/38 (a) 216
829,792 GNR FJ 2019-6, (1 mo. LIBOR USD +
0.400%), 0.50%, 1/20/49 (a) 836
1,020,465 GNR FK 2006-60, (1 mo. LIBOR USD +
0.200%), 0.31%, 11/20/36 (a) 1,021
381,289 GNR LF 2011-153, (1 mo. LIBOR USD +
0.250%), 0.36%, 7/16/41 (a) 382
5,578,026 GNR ST 2014-79, 1.44%, 7/20/29 (c) 42
858,861 GNR UF 2008-67, (1 mo. LIBOR USD +
0.450%), 0.55%, 6/20/38 (a) 862
Total Mortgage Backed (Cost - $126,285)
124,348
Investment Company (1%
)
782,861 Payden Cash Reserves Money Market Fund *
(Cost - $783)
783
Total Investments (Cost - $127,068) (134%)
125,131
Liabilities in excess of Other Assets (-34%)
(32,085)
Net Assets (100%) $ 93,046
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(b) Security was purchased on a delayed delivery basis.
(c) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
90 Day Eurodollar Future 65 Sep-23 $ 15,944 $ (162) $ (162)